PMFM INVESTMENT TRUST
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                                  252-972-9922

                                  June 27, 2005


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549



RE: PMFM Investment Trust ("Trust") (File Nos. 333-103714 and 811-21317) on behalf of the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust), PMFM Tactical Preservation Portfolio Trust (formally known as the PMFM Moderate Portfolio Trust), the PMFM Tactical Opportunities Portfolio Trust and the PMFM Core Advantage Portfolio Trust (collectively, "Funds"), each a series of the Trust
     ---------------------------------------------------------------------------

Commissioners,

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Investor Class Prospectus and the Statement of Additional Information for the Funds do not differ from that contained in Post-Effective Amendment No. 7 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on June 23, 2005.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 215, or Thomas W. Steed, III at 252-972-9922, extension 216.

Sincerely,
PMFM Investment Trust


/s/ Julian G. Winters
Julian G. Winters
Assistant Secretary and Assistant Treasurer




CC:   Thomas W. Steed, III, Esq.
      Executive Vice President and General Counsel
      The Nottingham Company
      116 South Franklin Street
      Rocky Mount, North Carolina  27802

      Jeffrey T. Skinner, Esq.
      Kilpatrick Stockton LLP
      3737 Glenwood Avenue
      Suite 400
      Raleigh, North Carolina  27612